Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies

At December 31, 2015, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2016	276	1.30051	44	1.45543	4,248	0.06751
2016	(932)	0.82317	(11)	0.67901	—	—
2017	7	1.23553	14	1.44220	2,689	0.06269
2017	(577)	0.81685	—	—	—	—
2018	—	—	—	—	780	0.05619
2018	(416)	0.79299	—	—	—	—
2019	(278)	0.78519	—	—	—	—
2020	(117)	0.76577	—	—	—	—

	(2,037)		47		7,717

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2016	101	0.87463	11	1.40949	3,377	0.03709
2016	(153)	1.20933	(13)	0.80758	(2)	26.84500
2017	38	0.88127	—	—	2,168	0.03720
2017	(84)	1.23216	(9)	0.81324	—	—
2018	15	0.87239	—	—	1,031	0.03774
2018	(45)	1.18114	(7)	0.73974	—	—
2019	5	0.85873	—	—	—	—
2019	(17)	1.16813	(4)	0.74603	—	—
2020	(2)	1.17400	—	—	—	—

	(142)		(22)		6,574

Schedule of Company's Financial Assets and Liabilities

The Company’s financial assets and liabilities consist of the following:

	2015	2014
Trading
Cash and cash equivalents	$2,863	$1,249
Investment in ABCP	73	88
Equity investments	4	—

	$2,940	$1,337

Available-for-sale investments
Equity investments	$—	$5

Held-to-maturity investments
Severance investments	$3	$4

Loans and receivables
Accounts receivable	$5,439	$5,316
Long-term receivables included in other assets [note 14]	87	85

	$5,526	$5,401

Other financial liabilities
Bank indebtedness	$25	$30
Long-term debt (including portion due within one year)	2,557	995
Accounts payable	4,746	4,765

	$7,328	$5,790

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$27	$21
Other assets	4	8
Other accrued liabilities	(191)	(90)
Other long-term liabilities	(152)	(80)

	(312)	(141)
Commodity contracts
Other accrued liabilities	—	(1)

	$(312)	$(142)

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements

The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impact of master netting arrangements:

	Gross	Gross
	amounts	amounts
	presented	not offset
	in consolidated	in consolidated	Net
	balance sheets	balance sheets	amounts
December 31, 2015
Assets	$31	$30	$1
Liabilities	$(343)	$(30)	$(313)
December 31, 2014
Assets	$29	$28	$1
Liabilities	$(170)	$(28)	$(142)